UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    900 Third Avenue, 10th Floor
            New York, New York  10022

13F File Number: 028-13766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Travis
Title:      Chief Financial Officer/Chief Operating Officer
Phone:      (212) 897-5711

Signature, Place and Date of Signing:


/s/ David Travis               New York, New York           February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $ 382,908
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS     SOLE      SHARED NONE
--------------                --------------     -----      -------  -------   --- ----  ----------  -----     ----      ------ ----
ALERE INC                     COM               01449J105  17,112      467,539 SH        SOLE        NONE        467,539
ALERE INC                     COM               01449J105   1,098       30,000     Call  SOLE        NONE         30,000
ALKERMES INC                  COM               01642T108   5,452      444,000 SH        SOLE        NONE        444,000
AOL INC                       COM               00184X105   4,617      194,749 SH        SOLE        NONE        194,749
APPLIED SIGNAL TECHNOLOGY IN  COM               38237103    7,152      188,761 SH        SOLE        NONE        188,761
ARTIO GLOBAL INVS INC         COM CL A          04315B107   6,489      439,903 SH        SOLE        NONE        439,903
ASPEN TECHNOLOGY INC          COM               45327103    3,238      254,974 SH        SOLE        NONE        254,974
BABCOCK & WILCOX CO NEW       COM               05615F102  15,767      616,133 SH        SOLE        NONE        616,133
BOSTON SCIENTIFIC CORP        COM               101137107   3,306      436,700     Call  SOLE        NONE        436,700
CONSTELLATION ENERGY GROUP I  COM               210371100   2,144       70,000 SH        SOLE        NONE         70,000
COWEN GROUP INC NEW           CL A              223622101   1,015      216,323 SH        SOLE        NONE        216,323
E TRADE FINANCIAL CORP        COM NEW           269246401  13,162      822,599 SH        SOLE        NONE        822,599
E M C CORP MASS               COM               268648102     458       20,000 SH        SOLE        NONE         20,000
EMULEX CORP                   COM NEW           292475209   9,873      846,739 SH        SOLE        NONE        846,739
EXIDE TECHNOLOGIES            COM NEW           302051206   5,102      542,221 SH        SOLE        NONE        542,221
HEWLETT PACKARD CO            COM               428236103   8,525      202,500 SH        SOLE        NONE        202,500
ISHARES TR                    BARCLYS 20+ YR    464287432   9,412      100,000      Put  SOLE        NONE        100,000
ISHARES TR                    MSCI EMERG MKT    464287234   7,146      150,000      Put  SOLE        NONE        150,000
ISHARES TR                    RUSSELL 2000      464287655  24,606      314,500      Put  SOLE        NONE        314,500
JETBLUE AIRWAYS CORP          COM               477143101   3,371      510,000 SH        SOLE        NONE        510,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708   3,148       47,351 SH        SOLE        NONE         47,351
LIVE NATION ENTERTAINMENT IN  COM               538034109   7,762      679,690 SH        SOLE        NONE        679,690
MEMC ELECTR MATLS INC         COM               552715104  11,680    1,037,300 SH        SOLE        NONE      1,037,300
MICRON TECHNOLOGY INC         COM               595112103  21,456    2,675,300 SH        SOLE        NONE      2,675,300
MURPHY OIL CORP               COM               626717102   3,303       44,300 SH        SOLE        NONE         44,300
NCR CORP NEW                  COM               62886E108  13,904      904,600 SH        SOLE        NONE        904,600
NORTHWEST BANCSHARES INC MD   COM               667340103   2,379      202,000 SH        SOLE        NONE        202,000
NVIDIA CORP                   COM               67066G104   2,628      170,644 SH        SOLE        NONE        170,644
ORITANI FINL CORP DEL         COM               68633D103   1,885      154,019 SH        SOLE        NONE        154,019
PACER INTL INC TENN           COM               69373H106     248       36,200 SH        SOLE        NONE         36,200
PNC FINL SVCS GROUP INC       *W EXP 12/31/201  693475121   3,102      215,000 SH        SOLE        NONE        215,000
PRIDE INTL INC DEL            COM               74153Q102  18,546      562,000 SH        SOLE        NONE        562,000
QUANTA SVCS INC               COM               74762E102  11,018      553,126 SH        SOLE        NONE        553,126
REPUBLIC AWYS HLDGS INC       COM               760276105   5,066      692,089 SH        SOLE        NONE        692,089
RITE AID CORP                 COM               767754104   1,223    1,384,300 SH        SOLE        NONE      1,384,300
SARA LEE CORP                 COM               803111103  12,957      740,000 SH        SOLE        NONE        740,000
SILICON IMAGE INC             COM               82705T102   1,150      156,512 SH        SOLE        NONE        156,512
SLM CORP                      COM               78442P106   5,416      430,187 SH        SOLE        NONE        430,187
SMURFIT-STONE CONTAINER CORP  COM               83272A104  11,057      431,930 SH        SOLE        NONE        431,930
SPDR S&P 500 ETF TR           TR UNIT           78462F103  17,605      140,000      Put  SOLE        NONE        140,000
SUN HEALTHCARE GROUP INC NEW  COM               86677E100   1,658      130,996 SH        SOLE        NONE        130,996
SYNOPSYS INC                  COM               871607107   1,642       61,000 SH        SOLE        NONE         61,000
TESSERA TECHNOLOGIES INC      COM               88164L100     638       28,800 SH        SOLE        NONE         28,800
TOWER GROUP INC               COM               891777104  12,806      500,247 SH        SOLE        NONE        500,247
TRIUMPH GROUP INC NEW         COM               896818101  16,081      179,852 SH        SOLE        NONE        179,852
TYCO INTERNATIONAL LTD        SHS               H89128104   7,409      178,800 SH        SOLE        NONE        178,800
UNITED STATES OIL FUND LP     UNITS             91232N108   3,385       86,800 SH        SOLE        NONE         86,800
UNIVERSAL AMERICAN CORP       COM               913377107   2,605      127,400 SH        SOLE        NONE        127,400
VERIGY LTD                    SHS               Y93691106   5,078      389,985 SH        SOLE        NONE        389,985
VERINT SYS INC                COM               92343X100   4,562      143,923 SH        SOLE        NONE        143,923
XEROX CORP                    COM               984121103  22,464    1,950,000 SH        SOLE        NONE      1,950,000

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